Document and Entity Information	12 Months Ended
Feb. 24, 2013
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 24, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	stbh
Entity Registrant Name	Stratus Technologies Bermuda Holdings Ltd.
Entity Central Index Key	0001507842
Current Fiscal Year End Date	--02-24
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	44,323,789.38